SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Redeemable Class A Common Stock - (Details)	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest income	$ 355,909
Income and Franchise Tax	(218,103)
Net Earnings	$ 137,806
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted | shares	40,948,182
Earnings/Basic and Diluted Redeemable Class A Common Stock | $ / shares	$ 0.00
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$ (3,454,848)
Redeemable Net Earnings	(137,806)
Non-Redeemable Net Loss	$ (3,592,654)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted (1) | shares	9,839,969
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock | $ / shares	$ (0.37)